Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 22, 2012
Prospectus Date	rr_ProspectusDate	Oct. 30, 2011
Supplement [Text Block]	pft1005942_SupplementTextBlock	497 1 a_smcapgrosupp.htm PUTNAM FUNDS TRUST

Prospectus supplement	March 1, 2012

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft1005942_SupplementTextBlock

Class B shares of the fund acquired prior to March 1, 2012 will convert automatically to class A shares effective March 1, 2012. Class B shares of the fund acquired on or after March 1, 2012 will convert automatically to class A shares eight years after the original purchase date.

Effective March 1, 2012, there will no longer be any waiver of the fund’s distribution and service (12b-1) fees for class B shares, and the fund will pay the full fee of 1.00%.